CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated (loss)/gain CNY (¥)	Accumulated (loss)/gain USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Jun. 30, 2018	¥ 34		¥ 499,226		¥ 30,134		¥ (41,842)		¥ 93		¥ 487,645
Balance at the beginning (in shares) at Jun. 30, 2018 | shares	50,000,000	50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Disposal of VIE's subsidiaries to entities under common control (Note 3 (n))			(5,205)		(2,862)		2,862				(5,205)
Net income for the year							61,460				61,460
Profit distribution of a consolidated VIE							(150,000)				(150,000)
Appropriation of statutory reserves					10,127		(10,127)
Foreign currency translation adjustment									(2,713)		(2,713)
Balance at the end at Jun. 30, 2019	¥ 34		494,021		37,399		(137,647)		(2,620)		391,187
Balance at the end (in shares) at Jun. 30, 2019 | shares	50,000,000	50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year							106,151				106,151
Appropriation of statutory reserves					15,560		(15,560)
Share-based compensation recognized in equity			6,560								6,560
Foreign currency translation adjustment									(3,641)		(3,641)
Balance at the end at Jun. 30, 2020	¥ 34		500,581		52,959		(47,056)		(6,261)		¥ 500,257
Balance at the end (in shares) at Jun. 30, 2020 | shares	50,000,000	50,000,000									50,000,000	50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year							207,657				¥ 207,657	$ 31,369
Appropriation of statutory reserves					25,004		(25,004)
Issuance of shares through IPO	¥ 2		180,675								180,677
Issuance of shares through IPO (in shares) | shares	6,000,000	6,000,000
IPO related expenses recognized in equity			(10,082)								(10,082)
Establishment of subsidiaries			4,929								4,929
Share-based compensation recognized in equity			21,947								21,947
Capital reduction of a consolidated VIE			(195,000)								(195,000)
Foreign currency translation adjustment									10,542		10,542	1,592
Balance at the end at Jun. 30, 2021	¥ 36	$ 6	¥ 503,050	$ 77,870	¥ 77,963	$ 12,068	¥ 135,597	$ 20,990	¥ 4,281	$ 663	¥ 720,927	$ 111,597
Balance at the end (in shares) at Jun. 30, 2021 | shares	56,000,000	56,000,000									56,000,000	56,000,000